Note 19 - Events After the Reporting Period (Details Textual) $ in Thousands							4 Months Ended	12 Months Ended				24 Months Ended
	Jun. 01, 2022	Apr. 21, 2022 USD ($)	Mar. 22, 2022 USD ($)	Feb. 17, 2022	Jan. 11, 2021	Aug. 19, 2020	May 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Jan. 17, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares	Jan. 20, 2022 USD ($)	Jan. 17, 2020 USD ($)
Statement Line Items [Line Items]
Payments to acquire or redeem entity's shares								$ 749		$ 49,049	$ 5,780
Current assets or disposal groups classified as held for sale								$ 288,379		$ 0
Star X [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate								19.35%
Nanobank [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary					42.35%	42.00%
RSU [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement								1,086,340		1,122,818
ADS [member]
Statement Line Items [Line Items]
Share repurchase program, maximum authorized amount														$ 50,000
Number of shares repurchased (in shares) | shares								4,927,297	5,976,455		1,500,000	1,500,000
Payments to acquire or redeem entity's shares									$ 49,800			$ 10,700
Potential ordinary share transactions [member] | ADS [member]
Statement Line Items [Line Items]
Share repurchase program, maximum authorized amount													$ 50,000
Number of shares repurchased (in shares) | shares							1,458,031
Payments to acquire or redeem entity's shares							$ 7,900
Potential ordinary share transactions [member] | ADS [member] | RSU [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement	20,000			778,750
Disposal of major subsidiary [member] | Star X [member]
Statement Line Items [Line Items]
Disposal group held for sale, consideration to be received		$ 83,500
Proportion of ownership interest in associate		19.35%
Disposal group, installment due within 10 days		$ 28,400
Disposal group, number of installments		2
Disposal group, deferred payments, interest rate		3.50%
Disposal of major subsidiary [member] | Nanobank [member] | Discontinued operations [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary			42.35%
Disposal group held for sale, consideration to be received			$ 127,100
Disposal group held for sale, consideration to be received, number of quarterly installments			8
Disposal group held for sale, consideration to be received, term (Year)			2 years
Current assets or disposal groups classified as held for sale			$ 120,300
Disposal group held for sale, discount rate			5.00%